Fair Value Measurements - Schedule of Assumptions Related to The Change in Fair Value (Details) - Convertible Notes Payable	Dec. 31, 2024
Time from Convertible Notes issuance to Next Equity Financing (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	6 months 29 days
Time from Convertible Notes issuance to Next Equity Financing (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	9 months 7 days
Probability of Next Equity Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.90
Time from Convertible Notes issuance to Next Equity Financing / prior to trade sale (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	9 months
Time from Convertible Notes issuance to Next Equity Financing / prior to trade sale (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	11 months 4 days
Probability of Next Equity Financing / prior to trade sale
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.10
Interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.12
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.67
Time from Convertible Notes issuance to Next Equity Financing (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	6 months 29 days
Time from Convertible Notes issuance to Next Equity Financing (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	9 months 7 days
Probability of Next Equity Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.70
Time from Convertible Notes issuance to Next Equity Financing / prior to trade sale (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	9 months
Time from Convertible Notes issuance to Next Equity Financing / prior to trade sale (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input, Term	11 months 4 days
Probability of Next Equity Financing / prior to trade sale
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.30
Interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.12
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.647